Vista Outdoor Inc. - 10-K Goodwill and Intangible Assets (Narrative) (Details) - Vista Outdoor Inc. - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 05, 2022	Jun. 30, 2024	Dec. 24, 2023	Jun. 25, 2023	Dec. 24, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Goodwill [Line Items]
Impairment			$ (161,714,000)			$ (161,714,000)	$ (332,755,000)
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]						Impairment of goodwill and intangibles
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]						Impairment of goodwill and intangibles	Impairment of goodwill and intangibles
Amortization of intangible assets		$ 12,483,000		$ 12,707,000		$ 50,146,000	$ 43,963,000	$ 26,246,000
Acquired finite-lived intangible assets, weighted average useful life (in years)						11 years 6 months
Minimum
Goodwill [Line Items]
Weighted average cost of capital (in percent)			12.50%		12.50%	12.50%	10.50%
Minimum | Customer relationships
Goodwill [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)	5 years
Maximum
Goodwill [Line Items]
Weighted average cost of capital (in percent)			16.00%		16.00%	16.00%	17.00%
Maximum | Customer relationships
Goodwill [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)	15 years
Trade names
Goodwill [Line Items]
Non-amortizing trade names		$ 198,229,000				$ 200,303,000	$ 250,603,000
Stone Glacier
Goodwill [Line Items]
Impairment						(3,799,000)
Fox Racing
Goodwill [Line Items]
Impairment						(248,254,000)
Fox Racing | Trade names
Goodwill [Line Items]
Impairment losses						(21,200,000)
Carrying value of indefinite lived intangible assets							$ 85,000,000
Fox Racing | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input							0.030
Bell Cycling | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input							0.015
Simms Fishing
Goodwill [Line Items]
Impairment						(68,353,000)
Simms Fishing | Trade names
Goodwill [Line Items]
Impairment losses						(20,400,000)
Carrying value of indefinite lived intangible assets							$ 30,000,000
Simms Fishing | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input							0.030
Giro | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input							0.015
QuietKat
Goodwill [Line Items]
Impairment						(12,349,000)
Revelyst Precision Sports Technology
Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss						125,540,000	$ 0
Impairment						(125,540,000)	0
Revelyst Outdoor Performance
Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss						745,957,000	709,783,000
Impairment						(36,174,000)	(72,152,000)
Revelyst Adventure Sports
Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss						617,179,000	617,179,000
Impairment						0	(260,603,000)
The Kinetic Group
Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss							0
Impairment						0	$ 0
Revelyst
Goodwill [Line Items]
Impairment						(161,714,000)
Impairment losses						50,300,000
Revelyst | Outdoor Cooking
Goodwill [Line Items]
Impairment			$ (26,219,000)
Impairment expense						6,798,000
Revelyst | Outdoor Cooking | Customer relationships
Goodwill [Line Items]
Impairment expense					$ 5,805,000
Revelyst | Outdoor Cooking | Trade names
Goodwill [Line Items]
Impairment expense					$ 993,000
Revelyst | Stone Glacier
Goodwill [Line Items]
Impairment			(9,955,000)
Revelyst | Golf
Goodwill [Line Items]
Impairment			(125,540,000)
Revelyst | Fox Racing
Goodwill [Line Items]
Non-amortizing trade names						58,400,000
Revelyst | Fox Racing | Trade names
Goodwill [Line Items]
Impairment losses			$ 26,600,000
Revelyst | Fox Racing | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input			0.03		0.03
Revelyst | Camelbak
Goodwill [Line Items]
Non-amortizing trade names						13,300,000
Revelyst | Camelbak | Trade names
Goodwill [Line Items]
Impairment losses			$ 9,600,000
Revelyst | Camelbak | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input			0.015		0.015
Revelyst | Bell Cycling
Goodwill [Line Items]
Non-amortizing trade names						12,000,000
Revelyst | Bell Cycling | Trade names
Goodwill [Line Items]
Impairment losses			$ 6,100,000
Revelyst | Bell Cycling | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input			0.015		0.015
Revelyst | Simms Fishing
Goodwill [Line Items]
Non-amortizing trade names						25,500,000
Revelyst | Simms Fishing | Trade names
Goodwill [Line Items]
Impairment losses			$ 4,500,000
Revelyst | Simms Fishing | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input			0.03		0.03
Revelyst | Giro
Goodwill [Line Items]
Non-amortizing trade names						15,300,000
Revelyst | Giro | Trade names
Goodwill [Line Items]
Impairment losses			$ 1,800,000
Revelyst | Giro | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input			0.015		0.015
Revelyst | Bushnell
Goodwill [Line Items]
Non-amortizing trade names						14,900,000
Revelyst | Bushnell | Trade names
Goodwill [Line Items]
Impairment losses			$ 1,100,000
Revelyst | Bushnell | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input			0.01		0.01
Revelyst | Bell Powersports
Goodwill [Line Items]
Non-amortizing trade names						$ 3,500,000
Revelyst | Bell Powersports | Trade names
Goodwill [Line Items]
Impairment losses			$ 600,000
Revelyst | Bell Powersports | Trade names | Measurement Input, Royalty Rate
Goodwill [Line Items]
Indefinite lived intangibles, measurement input			0.01		0.01